Financial Assets Measured At Fair Value Through Other Comprehensive Income - Additional Information (Detail)	Dec. 31, 2022	Dec. 31, 2021
Unquoted Investments In Shares [Member] | Treasure Global Inc one [Member]
Disclosure Of Financial Assets Measured At Fair Value Through Other Comprehensive Income [Line Items]
Percentage of voting equity interests acquired	14.55%	14.55%